NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES

Nature of Activities, History and Organization:   Kingdom Koncrete, Inc. (the “Company”) operates a ‘carry and go’ concrete business. The Company is located in Rockwall, Texas and was incorporated on August 22, 2006 under the laws of the State of Nevada.   Kingdom Koncrete Inc. is the parent company of Kingdom Concrete, Inc. (“Kingdom Texas”), a company incorporated under the laws of the State of Texas. Kingdom Texas was established in 2003 and for the past five years has been operating a single facility in Texas.   On August 22, 2006, Kingdom Koncrete, Inc. ("Koncrete Nevada"), a private holding company established under the laws of Nevada, was formed in order to acquire 100% of the outstanding common stock of Kingdom Texas.  On June 30, 2006, Koncrete Nevada issued 5,000,000 shares of common stock in exchange for a 100% equity interest in Kingdom Texas.  As a result of the share exchange, Kingdom Texas became the wholly owned subsidiary of Koncrete Nevada.  As a result, the shareholders of Kingdom Texas owned a majority of the voting stock of Koncrete Nevada.  The transaction was regarded as a reverse merger whereby Kingdom Texas was considered to be the accounting acquirer as its shareholders retained control of Koncrete Nevada after the exchange, although Koncrete Nevada is the legal parent company.  The share exchange was treated as a recapitalization of Koncrete Nevada.  As such, Kingdom Texas (and its historical financial statements) is the continuing entity for financial reporting purposes. The financial statements have been prepared as if Koncrete Nevada had always been the reporting company and, on the share exchange date, changed its name and reorganized its capital stock.   Unaudited Interim Financial Statements:   The accompanying unaudited interim financial statements have been prepared in accordance with accounting principles generally accepted in the United States and applicable Securities and Exchange Commission (“SEC”) regulations for interim financial information. These financial statements are unaudited and, in the opinion of management, include all adjustments (consisting of normal recurring accruals) necessary to present fairly the balance sheets, statements of operations and statements of cash flows for the periods presented in accordance with accounting principles generally accepted in the United States. Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States have been condensed or omitted pursuant to SEC rules and regulations. It is presumed that users of this interim financial information have read or have access to the audited financial statements and footnote disclosure for the preceding fiscal year contained in the Company’s Annual Report on Form 10-K. Operating results for the interim periods presented are not necessarily indicative of the results that may be expected for the year ending December 31, 2011.   Significant Accounting Policies:   The Company’s management selects accounting principles generally accepted in the United States of America and adopts methods for their application.  The application of accounting principles requires the estimating, matching and timing of revenue and expense. It is also necessary for management to determine, measure and allocate resources and obligations within the financial process according to those principles.  The accounting policies used conform to generally accepted accounting principles which have been consistently applied in the preparation of these financial statements.   The financial statements and notes are representations of the Company’s management which is responsible for their integrity and objectivity. Management further acknowledges that it is solely responsible for adopting sound accounting practices, establishing and maintaining a system of internal accounting control and preventing and detecting fraud.  The Company's system of internal  accounting control is designed to assure, among other items, that  1) recorded  transactions  are valid;  2) valid  transactions  are recorded;  and  3) transactions  are  recorded in the proper  period in a timely  manner to produce financial  statements which present fairly the financial  condition,  results of operations  and cash  flows of the  Company  for the  respective  periods  being presented.   Management believes that all adjustments necessary for a fair statement of the results of the three and nine months ended September 30, 2011 and 2010 have been made.

7       Basis of Presentation:   The Company prepares its financial statements on the accrual basis of accounting.  All intercompany balance and transactions are eliminated.  Investments in subsidiaries are consolidated.   Reclassification:   Certain prior year amounts have been reclassified in the consolidated balance sheets, consolidated statements of operations and consolidated statements of cash flows to conform to current period presentation.  These reclassifications were not material to the consolidated financial statements and had no effect on net earnings reported for any period.   Use of Estimates:   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect certain reported amounts and disclosures.  Accordingly, actual results could differ from those estimates.   Recently Issued Accounting Pronouncements:   The Company does not expect the adoption of recently issued and recently announced accounting pronouncements to have a significant impact on the Company’s results of operations, financial position or cash flow.   Cash and Cash Equivalents:   Cash and cash equivalents includes cash in banks with original maturities of three months or less and are stated at cost which approximates market value, which in the opinion of management, are subject to an insignificant risk of loss in value.   Inventory:   Inventory is comprised of gravel, the primary raw material used to make concrete.   The Company uses the weighted average method for inventory tracking and valuation and calculates inventory at each month end.  Inventory is stated at the lower of cost or market value.     Revenue Recognition:   The Company recognizes revenue from the sale of products in accordance with ASC 605-15 “Revenue Recognition”.   Revenue will be recognized only when all of the following criteria have been met.   1. Persuasive evidence of an arrangement exists; 2. Ownership and all risks of loss have been transferred to buyer, which is generally upon delivery 3. The price is fixed and determinable; and 4. Collectability is reasonably assured.   Revenue is recorded net any of sales taxes charged to customers.

8       Cost of Goods Sold:   Cost of goods sold consists primarily of gravel, which is used to make concrete.   Due to large space requirements, the Company orders gravel approximately every four to six weeks and expenses all purchases when made.   At each month end, the Company approximates the amount of gravel remaining and includes it as inventory based upon the weighted average method.   Income Taxes:   The Company has adopted ASC 740-10 “Income Taxes”, which requires the use of the liability method in the computation of income tax expense and the current and deferred income taxes payable.   Advertising:   Advertising costs are expensed as incurred.  These expenses were $267 and $458 for the three months ended September 30, 2011 and 2010 respectively, and $2,475 and $3,241 for the nine months ended September 30, 2011 and 2010, respectively.   Property and Equipment:   Property and equipment are stated at cost less accumulated depreciation.  Major renewals and improvements are capitalized; minor replacements, maintenance and repairs are charged to current operations.  Depreciation is computed by applying the straight-line method over the estimated useful lives which are generally five to seven years.   Earnings per Share:   Earnings per share (basic) is calculated by dividing the net income (loss) by the weighted average number of common shares outstanding for the period covered.  As the Company has no potentially dilutive securities, fully diluted earnings per share is identical to earnings per share (basic).   Comprehensive Income:   ASC 220 establishes standards for reporting and display of comprehensive income and its components in a full set of general purpose financial statements.  For the quarters ended September 30, 2011 and 2010, the Company had no items of other comprehensive income.  Therefore, the net loss equals the comprehensive loss for the periods then ended.   Fair Value of Financial Instruments:   In accordance with the reporting requirements of ASC 820, the Company  calculates the fair value of its assets and  liabilities which qualify as financial  instruments  under this statement and includes this additional information in the notes to the financial statements  when the fair value is different  than the  carrying  value of those financial instruments.   At September 30, 2011, the Company did not have any financial instruments other than cash.